Long-Term Debt - Additional Information (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 22, 2012
Debt Instrument [Line Items]
Carrying value, long term debt	$ 27,186,000	$ 81,965,000	$ 74,743,000
Fair value of long term debt including current maturities	27,200,000	84,900,000	75,900,000
Notes issued at discount		4,125,000	4,367,000
Derivative liability		1,107,000	1,767,000	2,100,000
2022 Note [Member]
Debt Instrument [Line Items]
Carrying value, long term debt		18,800,000
Notes issued at discount		$ 2,400,000		$ 2,400,000